UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM N-Q
  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES




                                    811-3375

                      (Investment Company Act File Number)


                              Federated GNMA Trust
        _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)



                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000


                                 (412) 288-1900
                        (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                           Federated Investors Tower
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)
               (Notices should be sent to the Agent for Service)






                       Date of Fiscal Year End:  1/31/07


               Date of Reporting Period:  Quarter ended 10/31/06







ITEM 1.     SCHEDULE OF INVESTMENTS




FEDERATED GNMA TRUST
PORTFOLIO OF INVESTMENTS
October 31, 2006 (unaudited)

  PRINCIPAL     VALUE
  AMOUNT

                    MORTGAGE-BACKED SECURITIES--96.8%
                    GOVERNMENT NATIONAL MORTGAGE ASSOCIATION-96.8%1
  $ 108,379,656     5.000%, 12/20/2032 - 7/20/2036                                                                    $  105,459,191
    185,546,926     5.500%, 12/20/2032 - 5/20/2036                                                                       184,451,127
    129,651,424   2 6.000%, 11/15/2023 - 11/20/2036                                                                      131,209,918
     57,415,541   2 6.500%, 10/15/2023 - 11/20/2036                                                                       59,015,037
     16,087,874     7.000%, 6/15/2027 - 1/15/2033                                                                         16,726,050
      9,554,768     7.500%, 11/15/2027 - 9/15/2032                                                                        10,002,357
      3,976,275     8.000%, 11/15/2027 - 8/15/2032                                                                         4,212,674
        239,855     8.500%, 10/15/2029 - 3/15/2030                                                                           258,854
                       TOTAL MORTGAGE-BACKED SECURITIES                                                                  511,335,208
                       (IDENTIFIED COST $504,926,645)
                    COLLATERALIZED MORTGAGE OBLIGATIONS--4.6%
                    GOVERNMENT NATIONAL MORTGAGE ASSOCIATION-4.6%
     10,000,000     5.500%, 11/20/2032, REMIC 2003-101 PC                                                                  9,996,884
     14,395,805     5.520%, 8/16/2036, REMIC 2006-47 FA                                                                   14,361,942
                       TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS                                                          24,358,826
                       (IDENTIFIED COST $24,428,995)
                    REPURCHASE AGREEMENTS--5.1%
     20,161,000   3 Repurchase agreement 5.26%, dated 10/19/2006 under which Banc of America Securities LLC will          20,161,000
                    repurchase a U.S. Government agency security maturing on 11/25/2027 for $20,255,264 on
                    11/20/2006. The market value of the underlying security at the end of the period was
                    $20,603,281 (segregated pending settlement of dollar-roll transactions).
      6,795,000     Interest in $1,980,000,000 joint repurchase agreement 5.31%, dated 10/31/2006 under which UBS          6,795,000
                    Securities LLC will repurchase U.S. Government Agency securities with various maturities to
                    4/1/2036 for $1,980,292,050 on 11/1/2006. The market value of the underlying securities at the end of the period was $2,019,602,605.
                       TOTAL REPURCHASE AGREEMENTS (AT COST)                                                              26,956,000
                       TOTAL INVESTMENTS-106.5%4                                                                         562,650,034
                        (IDENTIFIED COST $556,311,640)
                       OTHER ASSETS AND LIABILITIES -NET -(6.5)%                                                        (34,377,021)
                       TOTAL NET ASSETS - 100%                                                                        $  528,273,013

1 Because of monthly principal payments, the average lives of Government National Mortgage Association Modified Pass-Through Securities, (based upon Federal Housing Authority/Veterans Administration historical experience), are less than the stated maturities.

2    All  or  a  portion  of  these   securities   are  subject  to  dollar-roll
     transactions.

3 Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.

4 At October 31, 2006, the cost of investments for federal tax purposes was $556,311,640. The net unrealized appreciation of investments for federal tax purposes was $6,338,394. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $6,654,811 and net unrealized depreciation from investments for those securities having an excess of cost over value of $316,417.

Note: The categories of investments are shown as a percentage of net assets at October 31, 2006.


INVESTMENT VALUATION
Market values of the Fund's portfolio securities are determined as follows:

   {circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the "Trustees") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

   {circle}for mortgage-backed securities, based on the aggregate investment value of the projected cash flows to be generated by the security, as furnished by an independent pricing service;

   {circle}for other fixed income securities, according to prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and

   {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices (other than prices of mortgage-backed securities) are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities. The Trustees has approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.



The following acronym is used throughout this portfolio:

 REMIC --Real Estate Mortgage Investment Conduit




ITEM 2.     CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.     EXHIBITS






SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED.

REGISTRANT  FEDERATED GNMA TRUST

BY          /S/ RICHARD A. NOVAK
                RICHARD A. NOVAK, PRINCIPAL FINANCIAL OFFICER


DATE        DECEMBER 15, 2006


PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THIS REPORT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS ON BEHALF OF THE REGISTRANT AND IN THE CAPACITIES AND ON THE DATES INDICATED.


BY          /S/ J. CHRISTOPHER DONAHUE
                J. CHRISTOPHER DONAHUE, PRINCIPAL EXECUTIVE OFFICER


DATE        DECEMBER 15, 2006


BY          /S/ RICHARD A. NOVAK
                RICHARD A. NOVAK, PRINCIPAL FINANCIAL OFFICER


DATE        DECEMBER 15, 2006